Leases - Additional Information (Details) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Noncash Investing Activities [Abstract]
Cash outflow for leases	₱ 5,781	₱ 5,399
Non-cash additions to ROU assets	9,335	5,072
non-cash additions to lease liabilities	₱ 11,122	5,065
Lease term	5 years
Rental income relating to investment properties	₱ 51	₱ 49	₱ 67